CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities	$ 3,079		$ 2,835
Liquidation preference (in dollars per share) | $ / shares	$ 25.00
Redemption amount	$ 16	$ 22	22	$ 28
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital securities	140		189
Limited Partner Units | Operating Partnership
Disclosure of classes of share capital [line items]
Capital securities	466		474
Series A Preferred Shares | Rouse Properties L.P. ("Rouse")
Disclosure of classes of share capital [line items]
Capital securities	152		145
Preference shares | Alstria Prime Portfolio GmbH & Co. (“Alstria Office Prime”)
Disclosure of classes of share capital [line items]
Capital securities	108		109
Preference shares | Brookfield India Real Estate Trust (“India REIT”)
Disclosure of classes of share capital [line items]
Capital securities	$ 980		$ 729
Dividend payments, interval term	6 months
Dividend rate, percent of distributable cash flows	90.00%